Outstanding Loans and Leases - Past Due (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases, measured at fair value	$ 6,938	$ 8,681
Total Outstandings	$ 896,983	$ 876,104
Percentage of outstandings, purchase credit-impaired	1.86%	2.37%
Percentage of outstandings, loans accounted for under the fair value option	0.77%	0.99%
Percentage of outstandings, total outstanding	100.00%	100.00%
Federal National Mortgage Association Certificates and Obligations (FNMA) and Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) | Residential Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans covered by protection agreements	$ 3,700	$ 17,200
Nonperforming Financing Receivable | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonperforming loans	21	27
Purchased Credit-impaired
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	16,685	20,769
Consumer Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases, measured at fair value	1,871	2,077
Total Outstandings	456,169	488,570
Consumer Portfolio Segment | Residential Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases, measured at fair value	1,600	1,900
Consumer Portfolio Segment | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases, measured at fair value	250	196
Consumer Portfolio Segment | Carrying Value
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	454,298	486,493
Consumer Portfolio Segment | Estimate of Fair Value Measurement
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	1,871	2,077
Consumer Portfolio Segment | Purchased Credit-impaired
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	16,685	20,769
Consumer real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases, measured at fair value	1,900	2,077
Consumer real estate | Core Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	141,795	156,289
Consumer real estate | Core Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	54,917	59,593
Consumer real estate | Legacy Assets and Servicing Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	34,050	44,756
Consumer real estate | Legacy Assets and Servicing Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	16,412	20,515
Consumer real estate | Pay option | Legacy Assets and Servicing Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	2,300	3,200
Consumer real estate | Fully Insured Loans | Core Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	25,096	48,723
Consumer real estate | Fully Insured Loans | Core Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	0	0
Consumer real estate | Fully Insured Loans | Legacy Assets and Servicing Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	11,981	16,247
Consumer real estate | Fully Insured Loans | Legacy Assets and Servicing Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	0	0
Consumer real estate | Nonperforming Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonperforming loans	3,000	3,600
Consumer real estate | Carrying Value | Core Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	141,795	156,643
Consumer real estate | Carrying Value | Core Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	54,917	59,606
Consumer real estate | Carrying Value | Legacy Assets and Servicing Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	46,116	59,554
Consumer real estate | Carrying Value | Legacy Assets and Servicing Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	21,031	26,119
Consumer real estate | Purchased Credit-impaired
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	16,685	20,769
Consumer real estate | Purchased Credit-impaired | Core Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings		354
Consumer real estate | Purchased Credit-impaired | Core Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings		13
Consumer real estate | Purchased Credit-impaired | Legacy Assets and Servicing Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	12,066	14,798
Consumer real estate | Purchased Credit-impaired | Legacy Assets and Servicing Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	4,619	5,604
Credit card and other consumer | Credit Card Receivable | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	89,602	91,879
Credit card and other consumer | Credit Card Receivable | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	9,975	10,465
Credit card and other consumer | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	88,795	80,381
Credit card and other consumer | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	2,067	1,846
Credit card and other consumer | Dealer Financial Services Loans | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	42,600	37,700
Credit card and other consumer | Unsecured Consumed Lending Loans | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	886	1,500
Credit card and other consumer | Securities Based Lending Loans | Direct/Indirect Consumer | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	39,800	35,800
Credit card and other consumer | Securities Based Lending Loans | Direct/Indirect Consumer | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	3,900	4,000
Credit card and other consumer | Student Loans | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	564	632
Credit card and other consumer | Other Loans | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	1,000	761
Credit card and other consumer | Consumer Finance Loans | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	564	676
Credit card and other consumer | Consumer Leases | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	1,400	1,000
Credit card and other consumer | Consumer Overdrafts | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	146	162
Credit card and other consumer | Carrying Value | Credit Card Receivable | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	89,602	91,879
Credit card and other consumer | Carrying Value | Credit Card Receivable | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	9,975	10,465
Credit card and other consumer | Carrying Value | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	88,795	80,381
Credit card and other consumer | Carrying Value | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	2,067	1,846
Commercial Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases, measured at fair value	5,067	6,604
Total Outstandings	440,814	387,534
Commercial Portfolio Segment | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases, measured at fair value	2,300	1,900
Total Outstandings	252,771	220,293
Commercial Portfolio Segment | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases, measured at fair value	2,800	4,700
Total Outstandings	91,549	80,083
Commercial Portfolio Segment | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	57,199	47,682
Commercial Portfolio Segment | Commercial Real Estate | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	53,600	45,200
Commercial Portfolio Segment | Commercial Real Estate | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	3,500	2,500
Commercial Portfolio Segment | Commercial Lease Financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	21,352	19,579
Commercial Portfolio Segment | Small Business Commercial | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	12,876	13,293
Commercial Portfolio Segment | Carrying Value
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	435,747	380,930
Commercial Portfolio Segment | Carrying Value | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	252,771	220,293
Commercial Portfolio Segment | Carrying Value | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	91,549	80,083
Commercial Portfolio Segment | Carrying Value | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	57,199	47,682
Commercial Portfolio Segment | Carrying Value | Commercial Lease Financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	21,352	19,579
Commercial Portfolio Segment | Carrying Value | Small Business Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	12,876	13,293
Commercial Portfolio Segment | Estimate of Fair Value Measurement
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	5,067	6,604
30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	$ 5,251	$ 5,918
Percentage of outstandings	0.59%	0.68%
30 to 59 Days Past Due | Consumer Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	$ 4,532	$ 5,246
30 to 59 Days Past Due | Consumer real estate | Core Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	1,214	1,534
30 to 59 Days Past Due | Consumer real estate | Core Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	200	191
30 to 59 Days Past Due | Consumer real estate | Legacy Assets and Servicing Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	2,045	2,321
30 to 59 Days Past Due | Consumer real estate | Legacy Assets and Servicing Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	335	401
30 to 59 Days Past Due | Consumer real estate | Fully Insured Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	1,700	2,100
30 to 59 Days Past Due | Consumer real estate | Nonperforming Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	379	392
30 to 59 Days Past Due | Credit card and other consumer | Credit Card Receivable | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	454	494
30 to 59 Days Past Due | Credit card and other consumer | Credit Card Receivable | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	39	49
30 to 59 Days Past Due | Credit card and other consumer | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	227	245
30 to 59 Days Past Due | Credit card and other consumer | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	18	11
30 to 59 Days Past Due | Commercial Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	719	672
30 to 59 Days Past Due | Commercial Portfolio Segment | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	444	320
30 to 59 Days Past Due | Commercial Portfolio Segment | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	6	5
30 to 59 Days Past Due | Commercial Portfolio Segment | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	36	138
30 to 59 Days Past Due | Commercial Portfolio Segment | Commercial Lease Financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	150	121
30 to 59 Days Past Due | Commercial Portfolio Segment | Small Business Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	83	88
60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	$ 2,460	$ 2,749
Percentage of outstandings	0.27%	0.31%
60 to 89 Days Past Due | Consumer Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	$ 2,230	$ 2,492
60 to 89 Days Past Due | Consumer real estate | Core Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	368	488
60 to 89 Days Past Due | Consumer real estate | Core Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	93	73
60 to 89 Days Past Due | Consumer real estate | Legacy Assets and Servicing Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	1,167	1,272
60 to 89 Days Past Due | Consumer real estate | Legacy Assets and Servicing Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	174	206
60 to 89 Days Past Due | Consumer real estate | Fully Insured Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	1,000	1,100
60 to 89 Days Past Due | Consumer real estate | Nonperforming Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	297	332
60 to 89 Days Past Due | Credit card and other consumer | Credit Card Receivable | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	332	341
60 to 89 Days Past Due | Credit card and other consumer | Credit Card Receivable | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	31	39
60 to 89 Days Past Due | Credit card and other consumer | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	62	71
60 to 89 Days Past Due | Credit card and other consumer | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	3	2
60 to 89 Days Past Due | Commercial Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	230	257
60 to 89 Days Past Due | Commercial Portfolio Segment | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	148	151
60 to 89 Days Past Due | Commercial Portfolio Segment | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	1	4
60 to 89 Days Past Due | Commercial Portfolio Segment | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	11	16
60 to 89 Days Past Due | Commercial Portfolio Segment | Commercial Lease Financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	29	41
60 to 89 Days Past Due | Commercial Portfolio Segment | Small Business Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	41	45
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	$ 13,020	$ 19,753
Percentage of outstandings	1.45%	2.25%
90 Days or More Past Due | Consumer Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	$ 12,513	$ 19,012
90 Days or More Past Due | Consumer real estate | Core Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	1,414	2,500
90 Days or More Past Due | Consumer real estate | Core Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	579	730
90 Days or More Past Due | Consumer real estate | Legacy Assets and Servicing Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	8,439	13,574
90 Days or More Past Due | Consumer real estate | Legacy Assets and Servicing Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	1,170	1,180
90 Days or More Past Due | Consumer real estate | Fully Insured Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	7,200	11,400
90 Days or More Past Due | Credit card and other consumer | Credit Card Receivable | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	789	866
90 Days or More Past Due | Credit card and other consumer | Credit Card Receivable | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	76	95
90 Days or More Past Due | Credit card and other consumer | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	42	65
90 Days or More Past Due | Credit card and other consumer | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	4	2
90 Days or More Past Due | Commercial Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	507	741
90 Days or More Past Due | Commercial Portfolio Segment | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	332	318
90 Days or More Past Due | Commercial Portfolio Segment | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	1	0
90 Days or More Past Due | Commercial Portfolio Segment | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	82	288
90 Days or More Past Due | Commercial Portfolio Segment | Commercial Lease Financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	20	41
90 Days or More Past Due | Commercial Portfolio Segment | Small Business Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	72	94
Total Past Due 30 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	$ 20,731	$ 28,420
Percentage of outstandings	2.31%	3.24%
Total Past Due 30 Days or More | Consumer Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	$ 19,275	$ 26,750
Total Past Due 30 Days or More | Consumer real estate | Core Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	2,996	4,522
Total Past Due 30 Days or More | Consumer real estate | Core Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	872	994
Total Past Due 30 Days or More | Consumer real estate | Legacy Assets and Servicing Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	11,651	17,167
Total Past Due 30 Days or More | Consumer real estate | Legacy Assets and Servicing Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	1,679	1,787
Total Past Due 30 Days or More | Credit card and other consumer | Credit Card Receivable | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	1,575	1,701
Total Past Due 30 Days or More | Credit card and other consumer | Credit Card Receivable | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	146	183
Total Past Due 30 Days or More | Credit card and other consumer | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	331	381
Total Past Due 30 Days or More | Credit card and other consumer | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	25	15
Total Past Due 30 Days or More | Commercial Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	1,456	1,670
Total Past Due 30 Days or More | Commercial Portfolio Segment | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	924	789
Total Past Due 30 Days or More | Commercial Portfolio Segment | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	8	9
Total Past Due 30 Days or More | Commercial Portfolio Segment | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	129	442
Total Past Due 30 Days or More | Commercial Portfolio Segment | Commercial Lease Financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	199	203
Total Past Due 30 Days or More | Commercial Portfolio Segment | Small Business Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	196	227
Total Current or Less Than 30 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	$ 852,629	$ 818,234
Percentage of outstandings	95.06%	93.40%
Total Current or Less Than 30 Days Past Due | Consumer Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	$ 418,338	$ 438,974
Total Current or Less Than 30 Days Past Due | Consumer real estate | Core Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	138,799	151,767
Total Current or Less Than 30 Days Past Due | Consumer real estate | Core Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	54,045	58,599
Total Current or Less Than 30 Days Past Due | Consumer real estate | Legacy Assets and Servicing Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	22,399	27,589
Total Current or Less Than 30 Days Past Due | Consumer real estate | Legacy Assets and Servicing Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	14,733	18,728
Total Current or Less Than 30 Days Past Due | Credit card and other consumer | Credit Card Receivable | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	88,027	90,178
Total Current or Less Than 30 Days Past Due | Credit card and other consumer | Credit Card Receivable | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	9,829	10,282
Total Current or Less Than 30 Days Past Due | Credit card and other consumer | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	88,464	80,000
Total Current or Less Than 30 Days Past Due | Credit card and other consumer | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	2,042	1,831
Total Current or Less Than 30 Days Past Due | Commercial Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	434,291	379,260
Total Current or Less Than 30 Days Past Due | Commercial Portfolio Segment | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	251,847	219,504
Total Current or Less Than 30 Days Past Due | Commercial Portfolio Segment | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	91,541	80,074
Total Current or Less Than 30 Days Past Due | Commercial Portfolio Segment | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	57,070	47,240
Total Current or Less Than 30 Days Past Due | Commercial Portfolio Segment | Commercial Lease Financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	21,153	19,376
Total Current or Less Than 30 Days Past Due | Commercial Portfolio Segment | Small Business Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	$ 12,680	$ 13,066